Expense Example - Baillie Gifford International Stock Portfolio	Apr. 30, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 74
Expense Example, with Redemption, 3 Years	256
Expense Example, with Redemption, 5 Years	454
Expense Example, with Redemption, 10 Years	1,026
Class B
Expense Example:
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	335
Expense Example, with Redemption, 5 Years	589
Expense Example, with Redemption, 10 Years	1,318
Class E
Expense Example:
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	535
Expense Example, with Redemption, 10 Years	$ 1,202